INVENTORIES	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 3: INVENTORIES

Inventories consist of the following as of December 31, 2022 and 2021:

Details	2022	2021
Raw materials	$158,763	$81,734
Work in process	116,553	146,840
Finished goods	26,792	5,938
	$302,108	$234,512

Work in process and finished goods are presented net of aggregate write-downs to net realizable value of $8,192 and $2,775 as of December 31, 2022 and 2021, respectively.